Financial instruments	12 Months Ended
Sep. 30, 2025
Financial instruments
Financial instruments

22.Financial instruments

Fair value of financial instruments

The fair values of cash and cash equivalents, restricted short-term investment, trade and other receivables (excluding sales tax recoverable), accounts payable and accrued liabilities, and deposit (included in non-current other assets), approximate carrying value because of the short-term nature of these instruments.

Under IFRS, the levels of fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3: inputs for the asset or liability that are not observable market data (unobservable inputs).

The warrant liabilities were recorded at fair value at initial recognition and are subsequently revalued at the end of each accounting period. The fair value measurement for these was Level 2.

The Company’s lease deposits and accrued royalties are initially recorded at their fairly value and are accreted to their nominal value over their respective terms. The fair value measurement for these is considered to be Level 2.

Financial risk management

The Company is exposed to a number of financial risks arising through the normal course of business as well as through its financial instruments. The Company’s overall business strategies, tolerance of risk and general risk management philosophy are determined by the Board of Directors in accordance with prevailing economic and operating conditions.

(b)Foreign currency risk

Foreign currency risk is the risk that the future cash flows or fair value of financial instruments that are denominated in a currency that is not the Company’s functional currency will fluctuate due to a change in foreign exchange rates.

For the year ended September 30, 2025, 7% (2024 – 10%, 2023 - 3%) of the Company’s revenue was denominated in U.S. dollars. The Company also procures certain raw materials denominated in U.S. dollar for product development. Accordingly, the Company is exposed to the U.S. dollar currency. Where a natural hedge cannot be achieved, a significant change in the U.S. dollar currency could have a significant effect on the Company’ financial performance, financial position, and cash flows. Currently, the Company does not use derivative instruments to hedge its U.S. dollar exposure. Throughout the year the Company held the majority of its cash assets in USD and converted to CAD on an as needed basis as the Company raises the majority of capital in USD.

At September 30, 2025, the Company had the following net U.S. dollar exposure:

Year ended
September 30,
2025

US denominated
Assets	$4,627,168
Liabilities	(218,577)
Net US$ exposure	$4,408,591

Impact to profit if 5% movement in US$	$220,430

During the year ended September 30, 2025, the Company recorded foreign exchange gain of $114,347 (2024 - $59,191, 2023 - foreign exchange loss of $98,275).

(c)Credit risk

Credit risk is the risk of financial loss to DEFSEC if a counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk exposure is limited to cash, and trade and other receivables. Refer to Note 4 for the breakdown of the Company’s trade and other receivables. The Company enter into contracts with either large, financially sound global general contractors or law enforcement agencies, which mitigates the credit risk. At September 30, 2025, trade receivable balance was $1,352,216 (2024 - $455,049, 2023 - $68,530), of which $874,252 (2024 - $319,777) was current. Included in this balance are two customers representing 75% and 20% (2024 – four customers representing 28%, 21%, 16% and 11%) of trade receivables, which is a potential concentration risk; however, as these relate to government of Canada contracts the risk of being uncollectable is very low.

(d)Liquidity risk

Liquidity risk is the risk that the Company will be unable to meet the Company’s financial obligations as they become due. the Company’s objective is to ensure that the Company has sufficient cash to meet near-term obligations when they become due, under both normal and stressed condition, without incurring unacceptable losses or risking reputational damage to DEFSEC. A key risk in managing liquidity is the degree of uncertainty in the Company’s cash flows due to its early stage in operations and the need for additional capital to fund business strategies.

At September 30, 2025, contractual obligations were as follows:

					5 years and
Payment due:	Total	Within 1 year	1 to 3 years	3 to 5 years	beyond

Minimum royalty commitments	$2,000,000	$200,000	$500,000	$600,000	$700,000
Accounts payable and accrued liabilities	2,310,662	2,310,662	—	—	—
Lease obligations	2,250,220	169,053	617,088	414,488	1,049,591
Total contractual obligations	$6,560,882	$2,679,715	$1,117,088	$1,014,488	$1,749,591

At September 30, 2025, the Company had $6,686,429 in cash and $6,027,820 in working capital (current assets less current liabilities).